Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Income Per Share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income—basic and diluted	$10,048,693	$2,799,553	$11,375,685	$2,843,921
Denominator:
Basic and diluted weighted average ordinary shares outstanding	30,958,500	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.32	$0.32	$0.33	$0.33

Schedule of Cash and Cash Equivalents
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income - basic and diluted	$655,243	$327,342	$3,928,553	$982,138
Denominator:
Basic and diluted weighted average ordinary shares outstanding	17,264,702	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.04	$0.04	$0.11	$0.11

One Energy Enterprises Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Income Per Share
The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	Three Months Ended March 31,
	2024		2023
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed income (losses)	$(4,143,657)	$(2,406,012)	$227,746	$155,970

Denominator
Weighted average shares outstanding	255,187	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	4,350	—	8,650	—

Weighted average common shares outstanding – basic	259,537	150,700	220,050	150,700

Effective of dilutive instruments:
Stock options	—	—	2,189	—
Weighted average common shares outstanding – diluted	259,537	150,700	222,239	150,700
Basic net income (loss) per share	$(15.97)	$(15.97)	$1.03	$1.03
Diluted net income (loss) per share	$(15.97)	$(15.97)	$1.02	$1.03

Common stock equivalents:
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	17,310	—
Series A Preferred Stock	49,840	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—

The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed (losses)	$(10,152,148)	$(6,151,242)	$(9,497,987)	$(6,547,549)

Denominator
Weighted average shares outstanding	240,787	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	7,931	—	7,208	—

Weighted average common shares outstanding – basic	248,718	150,700	218,608	150,700

Basic net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)
Diluted net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)

Common stock equivalents:
Convertible debt	—	—	33,526	—
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	—	—
Series A Preferred Stock	46,935	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—

Schedule of Consolidated Balane Sheet
The condensed balance sheets of the Company’s Consolidated VIEs as of December 31, 2023
,
and 2022, are summarized below. These amounts are included in the Company’s consolidated balance sheet (in whole dollars):

	December 31,
	2023	2022
ASSETS
Current assets	$731,171	$756,558
Net property, plant, and equipment	42,401,333	44,532,482
Other assets	1,353,065	479,139

Total assets	$44,485,569	$45,768,179

LIABILITIES
Current liabilities	$1,024,513	$360,163
Long-term liabilities	924,567	619,803

Total liabilities	$1,949,080	$979,966

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheet to total cash equivalents and restricted cash reported within the consolidated statements of cash flows as of December 31, 2023
,
and 2022 (in whole dollars):

	December 31,
	2023	2022
Cash and cash equivalents	$1,368,991	$648,037
Restricted cash	1,106,798	1,106,375

Total cash and cash equivalents (including restricted cash)	$2,475,789	$1,754,412

Schedule of Consolidated Statements of Cash Flows

	As Previously Reported	Adjustment	As Corrected
CASH FLOWS FROM OPERATING ACTIVITIES:
Changes in operating assets and liabilities:
Other current assets	(2,077,335)	1,977,424	(99,911)
Other long-term assets	—	(1,000,000)	(1,000,000)
Accounts payable	391,069	(603,776)	(212,707)
Accrued expenses	634,706	(470,000)	164,706

Net cash provided by (used in) operating activities	(9,209,644)	(96,352)	(9,305,996)

	As Previously Reported	Adjustment	As Corrected
CASH FLOWS FROM INVESTING ACTIVITIES :
Proceeds from sale of property, plant, and equipment	15,250	1,000,000	1,015,250

Net cash provided by (used in) investing activities	(7,318,908)	1,000,000	(6,318,908)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction	—	(903,648)	(903,648)

Net cash provided by (used in) financing activities	17,249,889	(903,648)	16,346,241

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities	$—	$1,073,776	$1,073,776